Employee Benefits (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Contributions paid by the Bank
Defined benefit plan contributions paid date		Oct. 14, 2011	Dec. 30, 2010
Defined benefit plan contributions by employer	$ 406,000	$ 57,000	$ 237,000
Date One [Member]
Contributions paid by the Bank
Defined benefit plan contributions paid date	Jan. 09, 2012
Defined benefit plan contributions by employer	234,000
Date Two [Member]
Contributions paid by the Bank
Defined benefit plan contributions paid date	Oct. 12, 2012
Defined benefit plan contributions by employer	38,000
Date Three [Member]
Contributions paid by the Bank
Defined benefit plan contributions paid date	Dec. 31, 2012
Defined benefit plan contributions by employer	$ 134,000